SHARE INCENTIVE PLAN - Share-based compensation expenses (Details) - Share options - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SHARE INCENTIVE PLAN
Share-based compensation recognized	$ 924	$ 1,198	$ 2,069
Total unrecognized compensation expenses relating to unvested share options	$ 544
Weighted average period	1 year 9 months 7 days